Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2024	Current	Non-current	December 31, 2023	Current	Non-current

Nordea Bank secured term loan	$17,501	$3,334	$14,167	$19,167	$3,334	$15,833
Alpha Bank secured term loans	33,950	4,200	29,750	36,050	4,200	31,850
less unamortized deferred financing costs	(275)	(98)	(177)	(331)	(107)	(224)
Total debt, net of deferred financing costs	$51,176	$7,436	$43,740	$54,886	$7,427	$47,459

Maturities of Debt Facilities
As at June 30, 2024, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment

Year 1	$7,533
Year 2	7,533
Year 3	7,533
Year 4	24,684
Year 5	4,168
Total	$51,451